Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 251,260	$ 252,091	$ 754,381	$ 750,359
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	204,400	205,500	610,600	621,400
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,000	9,000	33,000	24,600
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,700	11,500	30,700	26,300
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,200	3,100	11,300	8,000
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,500	3,200	11,000	10,400
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,800	4,000	9,100	12,000
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,800	3,000	8,200	7,500
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,900	2,500	5,600	5,800
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 11,000	$ 10,300	$ 34,900	$ 34,300